United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                  Form N-Q
                 Quarterly Schedule of Portfolio Holdings of
                 Registered Management Investment Companies




                                  811-3352

                      (Investment Company Act File Number)


                           Federated Income Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                            5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                               (412) 288-1900
                         (Registrant's Telephone Number)


                         John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 1/31/06


              Date of Reporting Period: Quarter ended 10/31/05
                                        ----------------------







Item 1.     Schedule of Investments

FEDERATED INCOME TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

   Principal
     Amount                                                                             Value

                  ADJUSTABLE RATE MORTGAGES--1.9%
 $ 3,997,197      Federal National Mortgage Association ARM, 4.375%,
                  5/1/2034                                                       $    3,896,924
   6,204,742      Federal National Mortgage Association ARM, 4.996%,
                  7/1/2035                                                            6,138,345
                      TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED
                      COST $10,233,196)                                              10,035,269

                  MORTGAGE BACKED SECURITIES--96.1% (1)

                  Federal Home Loan Mortgage Corporation--38.2%
   36,355,392 (2) 4.500%, 1/1/2019 - 11/1/2020                                       35,208,918
   54,122,360     5.000%, 8/1/2018 - 4/1/2034                                        52,748,373
   91,974,632 (2) 5.500%, 8/1/2033 - 11/1/2035                                       90,873,122
   4,193,809      6.000%, 2/1/2019 - 10/1/2020                                        4,287,917
   5,898,113      6.500%, 11/1/2028 - 9/1/2029                                        6,081,607
   3,882,788      7.000%, 10/1/2007 - 3/1/2032                                        4,048,569
   4,442,090      7.500%, 12/1/2022 - 2/1/2031                                        4,717,016
    810,666       8.000%, 9/1/2014 - 11/1/2029                                          853,380
    224,778       9.000%, 4/1/2009 - 2/1/2013                                           232,341
     52,884       9.500%, 11/1/2009 - 9/1/2016                                           57,204
     14,020       11.500%, 12/1/2014                                                     16,259
                      TOTAL                                                         199,124,706

                  Federal National Mortgage Association--49.5%
   15,003,489     4.500%, 3/1/2020 - 7/1/2020                                        14,512,980
   74,694,042     5.000%, 7/1/2018 - 5/1/2034                                        72,611,101
   65,102,060     5.500%, 11/1/2016 - 8/1/2035                                       64,815,100
   73,972,982     6.000%, 6/1/2016 - 10/1/2035                                       74,746,591
   19,770,960     6.500%, 12/1/2027 - 7/1/2032                                       20,342,038
   5,913,629      7.000%, 7/1/2029 - 10/1/2035                                        6,196,842
   1,233,378      7.500%, 3/1/2010 - 8/1/2031                                         1,286,408
   1,063,743      8.000%, 12/1/2026                                                   1,146,640
   1,514,571      10.000%, 11/1/2009 - 3/1/2025                                       1,690,890
    802,677       10.500%, 12/1/2019 - 4/1/2022                                         895,571
                      TOTAL                                                         258,244,161

                  Government National Mortgage Association -8.4%
   8,218,576      5.000%, 6/15/2034 - 8/15/2034                                       8,041,797
   21,040,979     5.500%, 12/15/2032 - 10/15/2034                                    21,023,523
   6,103,131      6.500%, 1/15/2032 - 5/15/2032                                       6,356,365
   6,458,262      7.000%, 6/15/2026 - 1/15/2032                                       6,817,317
     47,770       7.500%, 1/15/2031                                                      50,798
    793,024       8.000%, 11/15/2023 - 7/15/2030                                        852,155
    855,937       8.500%, 12/15/2029 - 6/15/2030                                        919,765
                      TOTAL                                                          44,061,720
                      TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED
                      COST $504,232,240)                                            501,430,587

                  REPURCHASE AGREEMENTS--2.6%
   11,448,000     Interest in $3,500,000,000 joint repurchase
                  agreement 4.04%, dated 10/31/2005 under which Bank
                  of America N.A., will repurchase a U.S. Government
                  Agency security with a maturity of 7/1/2035 for
                  $3,500,392,778 on 11/1/2005. The market value of
                  the underlying security at the end of the period
                  was $3,570,000,001                                                 11,448,000
   2,000,000 (3,4)Interest in $30,000,000 joint repurchase agreement
                  3.88%, dated 10/13/2005 under which Credit Suisse First Boston
                  LLC, will repurchase a U.S. Government Agency security and a
                  U.S. Treasury security with various maturities to 9/1/2020 for
                  $30,103,467 on 11/14/2005. The market value of the underlying securities at the end of the period was
                  $31,202,277                                                         2,000,000
                      TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                13,448,000
                            TOTAL INVESTMENTS--100.6%
                  ===================================================
                       (IDENTIFIED COST $527,913,436) (5)                           524,913,856
                      OTHER ASSETS AND LIABILITIES - NET--(0.6)%                     (3,093,258)
                      TOTAL NET ASSETS --100%                                   $   521,820,598


==============================================================================

     1 Because of monthly principal payments, the average lives of the Federal
       Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association securities approximates one to ten years.
     2 All or a portion of these securities are subject to dollar-roll transactions. Maximum amount outstanding during the period $1,339,113 Average amount outstanding during the period(1) $488,618 Average shares outstanding during the period $51,265,640 Average debt per share outstanding during the period $.01 1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended October 31, 2005.
     3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
     4 Securities held as collateral for dollar-roll transactions.
     5 The cost of investments for federal tax purposes amounts to $527,913,436. The net unrealized depreciation of investments for federal tax purposes was $2,999,580. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,058,435 and net unrealized deprecation from investments for those securities having an excess of cost over value of $5,058,015.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.


Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net assets value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").



The following acronym is used throughout this portfolio:

ARM         --Adjustable Rate Mortgage




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Trust

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
            (insert name and title)
Date        December 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue
            Principal Executive Officer
Date        December 22, 2005


By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
Date        December 22, 2005